Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001757143
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39088
Entity Registrant Name	Aesthetic Medical International Holdings Group Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1122 Nanshan Boulevard
Entity Address, Address Line Two	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Address Line Three	Guangdong Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052
Entity Common Stock, Shares Outstanding	147,326,504
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	6732
Auditor Name	Onestop Assurance PAC
Auditor Location	Singapore
Amendment Flag	false
Document Fiscal Period Focus	FY
American depositary shares
Document Information Line Items
Title of 12(b) Security	American depositary shares, each representing three ordinary shares
Trading Symbol	PAIYY
Ordinary shares
Document Information Line Items
Title of 12(b) Security	Ordinary shares, par value US$0.001 per share
No Trading Symbol Flag	true
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	1122 Nanshan Boulevard
Entity Address, Address Line Two	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Address Line Three	Guangdong Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052
Contact Personnel Name	Wu Guanhua
Contact Personnel Email Address	toby@pengai.com.cn
City Area Code	755
Local Phone Number	2665 0533